Trade and Other Receivables - Schedule of Derivative Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	$ 113.3	$ 1.1
Non-current derivative financial assets	(31.4)	0.0
Current derivative financial assets	81.9	1.1
Australian gold derivative contracts [member]
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	27.3	0.0
Salares Norte foreign currency derivative contracts [Member]
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	86.0	0.0
Australian oil derivative contracts [member]
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	0.0	1.0
Ghanaian oil derivative contracts [member]
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Line Items]
Derivative financial assets held for hedging	$ 0.0	$ 0.1